ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2021
GameNow.net (Hong Kong) Ltd ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-01
Place of registration	Hong Kong
Legal Ownership	100.00%
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2003-10
Place of registration	Hong Kong
Legal Ownership	100.00%
China The9 Interactive (Beijing) Ltd ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-03
Place of registration	PRC
Legal Ownership	100.00%
JiuTuo (Shanghai) Information Technology Ltd ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-07
Place of registration	PRC
Legal Ownership	100.00%
China Crown Technology Ltd ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Asian Way Development Ltd ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
New Star International Development Ltd ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2008-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Shanghai Jiu Gang Electronic technology Ltd. ("Jiu Gang")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2014-12
Place of registration	PRC
Legal Ownership	100.00%
City Channel Ltd. ("City Channel")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2006-06
Place of registration	Hong Kong
Legal Ownership	100.00%
The9 Singapore Pte ltd ("The9 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04
Place of registration	Singapore
Legal Ownership	100.00%
Shanghai Yu You Network Technology Co., Ltd. ("Yuyou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-12
Place of registration	PRC
Legal Ownership	100.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-09
Place of registration	PRC
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2011-07
Place of registration	PRC
Legal Ownership	80.00%
Shanghai ShencaiChengjiu Information Technology co., Ltd. ("SH Shencai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-05
Place of registration	PRC
Legal Ownership	60.00%
Shanghai Zhiaojiqi Information Technology Co., Ltd. ("Shanghai Zhiaojiqi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-11
Place of registration	PRC
Legal Ownership	0.00%
Wuxi Interest Dynamic Network Technology Co Ltd ("Wuxi Qudong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-06
Place of registration	PRC
Legal Ownership	100.00%
Silver Express Investments Ltd. ("Silver Express")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
NFTStar Singapore Pte. Ltd. ("NFTStar Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-08
Place of registration	Singapore
Legal Ownership	100.00%
NFTSTAR US Inc. ("NFTSTAR US")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-08
Place of registration	USA
Legal Ownership	100.00%
NFTSTAR LTD.UK ("NFTSTAR UK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-07
Place of registration	UK
Legal Ownership	100.00%
NFTSTAR Hong Kong LTD. ("NFTSTAR Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-08
Place of registration	Hong Kong
Legal Ownership	100.00%
STARNFT HONG KONG LIMITED ("STARNFT Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-10
Place of registration	Hong Kong
Legal Ownership	100.00%
Nswap Singapore Pte. Ltd. ("Nswap Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-05
Place of registration	Singapore
Legal Ownership	100.00%
Montcrypto Limited("Montcrypto")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-02
Place of registration	Canada
Legal Ownership	61.00%
Terry First Limited("Terry First")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-06
Place of registration	UK
Legal Ownership	100.00%
System Run Limited("System Run")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-09
Place of registration	Cayman Islands
Legal Ownership	100.00%
Lucky Pure Limited("Lucky Pure")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-09
Place of registration	Cayman Islands
Legal Ownership	100.00%
Vast Ocean International Limited("Vast Ocean")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-04
Place of registration	Hong Kong
Legal Ownership	100.00%
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-06
Place of registration	USA
Legal Ownership	100.00%
1111 Limited ("1111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Supreme Exchange Limited ("Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-12
Place of registration	Malta
Legal Ownership	90.00%
BET 111 Ltd. ("Bet 111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01
Place of registration	Malta
Legal Ownership	90.00%
Coin Exchange Ltd ("Coin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01
Place of registration	Malta
Legal Ownership	90.00%
The9 EV Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-05
Place of registration	Hong Kong
Legal Ownership	100.00%
NBTC Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-06
Place of registration	Hong Kong
Legal Ownership	100.00%
FF The9 China Joint Venture Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-09
Place of registration	Hong Kong
Legal Ownership	50.00%
Huiling Computer Technology Consulting (Shanghai) Co.Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03
Place of registration	PRC
Legal Ownership	100.00%
Leixian Information Technology (Shanghai) Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03
Place of registration	PRC
Legal Ownership	100.00%
Hangzhou Niuxin Technology Co., Ltd. ("Niuxin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-08
Place of registration	PRC
Legal Ownership	100.00%
Shanghai Jiuciyuan Computer Co., Ltd. ("Jiuciyuan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2021-07
Place of registration	PRC
Legal Ownership	60.00%
Shanghai Big data culture media Co., Ltd("Big data")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-04
Place of registration	PRC
Legal Ownership	51.80%